SUBSEQUENT EVENTS (Details) (USD $)				1 Months Ended
	Jan. 10, 2013	Dec. 31, 2012 Scandic American Shipping Ltd. [Member]	Jan. 10, 2013 Equity Incentive Plan 2011 [Member]	Feb. 11, 2013 Dividend Declared [Member]	Jan. 02, 2013 Acquisition [Member] Scandic American Shipping Ltd. [Member]
Subsequent Event [Line Items]
Percentage of voting interests acquired (in hundredths)		100.00%			100.00%
Number of restricted shares for which requirements have been lifted	174,000		174,000
Dividend declared (in dollars per share)				$ 0.16
Date dividend declared				2013-02
Date dividend paid				Feb. 13, 2013